Interests in Associates - Summary of Interests in Associates (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of associates [line items]
Share of post-acquisition changes in net assets	¥ 2,019	¥ 1,118
Interests in associates	39,192	38,051
Fair value of listed investments	55,601	46,797
At cost [member]
Disclosure of associates [line items]
Interests in associates	¥ 37,173	¥ 36,933